Balances and Transactions with Related Parties (Details) € in Thousands, $ in Thousands		12 Months Ended					60 Months Ended
	Dec. 28, 2018 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2011 USD ($) director	Dec. 31, 2018 USD ($)	Dec. 28, 2018 EUR (€)
Details of balances with related parties
Net receivable (payable)		€ 184,443		€ 117,700
Group transactions with related parties
Percentage of profit before tax contribution to non profit organization		0.70%	0.70%	0.70%	0.70%
Contributions to non-profit organization		€ 10,344		€ 5,586	€ 4,282
Number of directors involved in consulting services contract | director						1
Term of consulting services contract (in years)						3 years
Consulting services fee | $			$ 250			$ 1,000	$ 1,000
Additional bonus | $						$ 2,000
Remuneration of directors representing shareholders interest		965		1,501
Biotest Us Corporation and Haema AG
Group transactions with related parties
Consideration for sale of subsidiary | $	$ 538,014
Scranton Enterprises BV
Details of balances with related parties
Loans	$ 95,000							€ 82,969
Scranton Enterprises BV | Fixed-interest
Group transactions with related parties
Compensation percentage	2.00%							2.00%
Scranton Enterprises BV | Variable-interest
Group transactions with related parties
Compensation on loan	EURIBOR
Associates
Details of balances with related parties
Receivables		1,447		1,883
Trade payables		(133)		(114)
Loans				18,342
Debts				(1,258)
Group transactions with related parties
Net sales		10,522		10,196	5,846
Purchases		(459)		(48,300)	(97,941)
Other service expenses		(15,010)		(25,638)	(21,065)
R&D agreements					(50)
Finance income		10,939		2,265	3,951
Finance cost				(158)	(579)
Total income (expense)		5,992		(61,635)	(109,838)
Key management personnel
Details of balances with related parties
Debts		(5,934)		(4,005)
Group transactions with related parties
Remuneration		(17,164)		(16,795)	(16,070)
Total income (expense)		(17,164)		(16,795)	(16,070)
Other related parties
Details of balances with related parties
Trade payables		(6,613)		(4,878)
Loans		80,851		86,363
Other financial assets with other related parties		114,825		34,367
Other financial liabilities with other related parties				(13,000)
Group transactions with related parties
Other service expenses		(10,344)		(5,586)	(4,282)
Operating lease expense					(5,469)
Payments for rights of use		(5,137)		(7,104)
Purchase of property, plant and equipment		(13,500)
Sale of investments					469,881
Total income (expense)		(28,981)		(12,690)	460,130
Directors
Group transactions with related parties
Other service expenses				(220)	(844)
Remuneration		(4,966)		(5,517)	(5,848)
Total income (expense)		€ (4,966)		€ (5,737)	€ (6,692)